Taxation (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Composition of income tax expense, domestic and foreign
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
PRC mainland entities	2,361,990	1,870,816	1,465,610
Non-PRC mainland entities	(6,912)	86,982	(189,973)
Total	2,355,078	1,957,798	1,275,637

Composition of income tax expense, current and deferred
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	393,630	244,413	121,002
Non-PRC mainland entities	112,833	77,033	55,287
Total	506,463	321,446	176,289
Deferred income tax expense (benefit)
PRC mainland entities	13,049	(24,808)	28,445
Non-PRC mainland entities	(33,933)	(28,721)	(17,416)
Total	(20,884)	(53,529)	11,029
Withholding tax
Non-PRC mainland entities	59,960	54,356	61,310
Income tax expense
PRC mainland entities	406,680	219,605	149,447
Non-PRC mainland entities	138,860	102,668	99,181
Total	545,540	322,273	248,628

Reconciliation of the differences between statutory tax rate and the effective tax rate
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Statutory income tax rate (PRC CIT rate)	25%	25%	25%
Effect of preferential tax rates awarded to certain PRC entities	(8)%	(7)%	(11)%
Effect of preferential tax rates retroactively awarded to certain PRC entities	—	(5)%	(5)%
Effect of foreign taxes paid by overseas entities	—	—	4%
Effect of nondeductible expenses associated with tax-exempt entities	—	—	2%
Effect of withholding taxes	3%	3%	5%
Effect of change in valuation allowance	2%	—	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	1%	—	—
Effective income tax rate	23%	16%	20%

Aggregate amount and per share effect of tax holidays
	For the years ended December 31,
	2012	2013	2014
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	199,217	229,304	230,417
Basic ordinary share effect	0.36	0.43	0.43
Diluted ordinary share effect	0.36	0.43	0.42

Significant components of deferred tax assets and deferred tax liabilities
	December 31, 2013	December 31, 2014
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	24,251	23,312
Temporary differences related to deductible expenses	73,096	47,010
Tax net operating loss carry forward	—	16,222
Other temporary differences	46,166	35,482
Foreign tax credits of Actoz and Eyedentity	205,634	184,930
Less: Valuation allowance	(217,608)	(207,818)
Total deferred tax assets, net of valuation allowance	131,539	99,138
Deferred tax liabilities
Intangible assets arising from business combinations	76,892	55,502
Withholding taxes	61,616	72,490
Total deferred tax liabilities	138,508	127,992

Movement of valuation allowances
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	189,219	215,080	217,608
Current year net addition / (reversal)	37,172	2,528	(9,790)
Current year disposal due to divestitures	(11,311)	—	—
Balance at end of year	215,080	217,608	207,818